COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Contractual commitments [Line Items]
Contractual capital commitments	$ 27.2	$ 51.4
Due over next twelve months [Member]
Contractual commitments [Line Items]
Contractual capital commitments	$ 26.9	$ 48.5